Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000073513
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Income Fund - Class A Shares
Accumulated Value				$ 10,000					$ 10,499				$ 11,287				$ 11,190			$ 12,492			$ 13,235			$ 13,842		$ 12,086		$ 12,925		$ 13,618		$ 14,504
C000167229
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Income Fund - Class C Shares
Accumulated Value			$ 10,000			$ 10,243					$ 10,936				$ 10,751				$ 11,912			$ 12,529			$ 12,995		$ 11,262		$ 11,966		$ 12,502		$ 13,215
C000219380
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Income Fund - Institutional Shares
Accumulated Value		$ 100,000			$ 109,894					$ 115,207				$ 100,796				$ 108,150			$ 114,110			$ 121,805
C000003857
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Large Cap Value Fund - Class A Shares
Accumulated Value				10,000					10,849				13,042				12,016			15,565			17,976			23,238		19,124		24,033		32,033		37,724
C000167227
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Large Cap Value Fund - Class C Shares
Accumulated Value			10,000			10,965					13,089				11,976				15,401			17,665			22,676		18,529		23,125		30,610		35,800
C000219378
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Large Cap Value Fund - Institutional Shares
Accumulated Value		100,000			133,282					172,792				142,587				179,733			240,355			283,941
C000059931
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Accumulated Value				10,000					10,064				10,542				10,644			11,183			11,581			11,683		10,647		11,124		11,313		11,756
C000167228
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Accumulated Value			10,000			9,881					10,263				10,263				10,704			10,993			10,996		9,934		10,281		10,380		10,697
C000219379
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Accumulated Value		100,000			104,367					105,446				96,224				100,693			102,574			106,756
C000003855
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Real Estate Income and Growth Fund - Class A Shares
Accumulated Value				10,000					10,566				11,284				10,511			13,461			12,770			18,137		12,975		14,212		15,285		15,142
C000167226
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Real Estate Income and Growth Fund - Class C Shares
Accumulated Value			10,000			10,569					11,214				10,380				13,198			12,426			17,529		12,448		13,538		14,459		14,219
C000219377
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Real Estate Income and Growth Fund - Institutional Shares
Accumulated Value		100,000			115,516					164,485				118,004				129,535			139,889			138,796
C000240591
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Utilities Fund - Class A Shares
Accumulated Value	$ 9,425						$ 9,033					$ 11,086				$ 12,700
C000240590
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Utilities Fund - Class C Shares
Accumulated Value	10,000						9,515					11,587				13,176
C000240589
Account Value [Line Items]
Line Graph and Table Measure Name								Spirit of America Utilities Fund - Institutional Shares
Accumulated Value	100,000						96,001					118,126				135,664
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,265				10,628				10,629			11,556			12,423			12,232		10,641		11,229		11,369		12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,081					10,438				10,439				11,349			12,201			12,013		10,450		11,028		11,166		11,981
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			102,524					100,943				87,810				92,665			93,824			100,674
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,042			17,149			20,304			26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			11,293					13,759				13,156				17,298			20,481			26,360		21,586		27,260		34,081		40,174
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			134,279					172,824				141,524				178,728			223,445			263,397
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,025				10,571				10,707			11,513			12,113			12,297		11,249		11,969		12,095		12,608
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value			10,000			9,929					10,470				10,604				11,403			11,997			12,179		11,141		11,854		11,979		12,487
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value		100,000			106,869					108,491				99,240				105,593			106,706			111,236
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,196				13,640				13,042			17,149			20,304			26,132		21,399		27,025		33,786		39,827
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			11,293					13,759				13,156				17,298			20,481			26,360		21,586		27,260		34,081		40,174
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			134,279					172,824				141,524				178,728			223,445			263,397
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,882					14,855				17,511
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,882					14,855				17,511
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000						118,822					148,550				175,111
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI US REIT Index
Accumulated Value				$ 10,000					$ 10,860				$ 11,411				$ 10,889			$ 13,703			$ 12,665			$ 18,119		$ 13,678		$ 15,557		$ 16,919		$ 17,418
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI US REIT Index
Accumulated Value			$ 10,000			$ 10,658					$ 11,199				$ 10,687				$ 13,448			$ 12,429			$ 17,782		$ 13,423		$ 15,268		$ 16,604		$ 17,094
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI US REIT Index
Accumulated Value		$ 100,000			$ 121,275					$ 173,501				$ 130,973				$ 148,973			$ 162,010			$ 166,787
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Utilities Select Sector Index
Accumulated Value	10,000						9,481					11,703				13,580
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Utilities Select Sector Index
Accumulated Value	10,000						9,481					11,703				13,580
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Utilities Select Sector Index
Accumulated Value	$ 100,000						$ 94,814					$ 117,028				$ 135,804